ACCRUED AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES	ACCRUED AND OTHER CURRENT LIABILITIES
Accrued and other current liabilities as of December 31, 2020 and 2019 consist of:

(in millions)	2020	2019
Legal matters and related fees	$1,672	$1,397
Product rebates	747	898
Product returns	575	691
Interest	341	305
Employee compensation and benefit costs	316	304
Income taxes payable	158	196
Other	767	720
	$4,576	$4,511